Borrowings - Schedule of long-term debt maturities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Borrowings
2022	$ 115,343
2023	115,343
2024	115,343
2025	605,829
2026-2028	1,253,283
Total	$ 2,205,141